Finance cost (Tables)	12 Months Ended
Dec. 31, 2022
Finance Cost [Abstract]
Disclosure of Detailed Information OF Finance cost Explanatory Text Block

	Year ended December 31,
	2020	2021	2022
	RMB’million	RMB’million	RMB’million
Interest and related expenses	99	120	115
Exchange (gains)/losses	(2)	1	(7)
	97	121	108